ORGANIZATION (FY) (Details) - Segment	5 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Organization [Abstract]
Number of operating segments	1	1
Minimum [Member]
Organization [Abstract]
Period to complete any process of liquidation, termination and dissolution	3 years
Maximum [Member]
Organization [Abstract]
Period to complete any process of liquidation, termination and dissolution	5 years